[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Integrity Fund of Funds (the "Fund")

Ladies and Gentlemen:

Integrity Fund of Funds (the "Registrant") is transmitting Post-Effective Amendment No. 19 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is Amendment No. 20). On March 6, 2009, Integrity Mutual Funds, Inc. (the "Company"), the parent company of (a) Integrity Money Management, Inc. ("IMM"), which is the Fund's investment adviser, (b) Integrity Funds Distributor, Inc. ("IFD"), which is the Fund's distributor, and (c) Integrity Fund Services, Inc. ("IFS"), which is the Fund's transfer agent, accounting service provider and administrator, entered into an agreement with Corridor Investors, LLC ("Corridor"), a recently formed North Dakota limited liability company, and Viking Fund Management, LLC ("Viking") to effect certain transactions (collectively, the "Transaction") including, subject to the satisfaction of certain terms and conditions, the sale of the Company's investment advisory and other mutual fund services businesses. Among other things, the Transaction, which is currently expected to occur on or about June 30, 2009, contemplates a change in the investment adviser, subject to shareholder approval, from IMM to Viking. Viking, IFD and IFS, will become subsidiaries of Corridor. Information about the Transaction and required shareholder approvals is included in the Prospectus principally under the heading "Fund Management—Important Information Regarding Anticipated Fund Management and Services" and in the Statement of Additional Information ("SAI) principally under the heading "Management of the Fund—Important Information Regarding Anticipated Fund Management and Services," and is cross-referenced in applicable places in each document. In addition, consistent with the Supplement dated October 31, 2008 to the SAI, the text under the heading "Management of the Fund—Distributor" reflects that IFD pays a sales commission currently equal to 4.25% of the amount invested to dealers who sell shares (excluding sales to investors exempt from the contingent deferred sales charge), reflecting an increase from 3% which became effective on November 1, 2008.

In light of the above, the Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. Please note that the Fund and IFD anticipate requesting acceleration pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the 1933 Act so that the Amendment may become effective on May 1, 2009.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc: Laura Anderson
Brent Wheeler
Mark J. Kneedy